Schedule for share purchase warrants (Details)	Number of Warrants	Exercise Price
Balance of warrants at Dec. 31, 2011	4,570,000	0.24
Issued	16,000,000	0.1
Expired	(2,070,000)	0.4
Balance of warrants. at Dec. 31, 2012	18,500,000	0.1